Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	1,916,666
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 30,666,656.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,235.07
Offering Note	(1) Represents only the additional number of shares being registered and includes 250,000 shares of common stock that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-296236), as amended (the "Prior Registration Statement"). (2) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The registrant previously registered securities at an aggregate offering price not to exceed $429,333,344.00, which was declared effective by the Securities and Exchange Commission on June 17, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $16 per share is hereby registered, which includes shares issuable upon the exercise of the underwriters' option to purchase additional shares.